UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Stock Fund

Investor Class (PRMSX)

This semi-annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Investor Class	$60	1.22%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Portfolio Turnover Rate	32.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F111-053 6/25

Emerging Markets Stock Fund

Investor Class (PRMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Stock Fund

I Class (PRZIX)

This semi-annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - I Class	$48	0.98%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Portfolio Turnover Rate	32.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F531-053 6/25

Emerging Markets Stock Fund

I Class (PRZIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Stock Fund

Z Class (TRGZX)

This semi-annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,953,171
Number of Portfolio Holdings	92

Portfolio Turnover Rate	32.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Information Technology	21.2
Consumer Discretionary	15.5
Communication Services	11.7
Consumer Staples	9.7
Industrials & Business Services	9.1
Energy	1.9
Real Estate	1.7
Materials	1.6
Other	6.4

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	9.3%
Tencent Holdings	7.0
Samsung Electronics	3.8
Alibaba Group Holding	3.5
Kotak Mahindra Bank	2.7
Yum China Holdings	2.6
ICICI Bank	2.4
Reliance Industries	1.9
SK Hynix	1.8
MediaTek	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1250-053 6/25

Emerging Markets Stock Fund

Z Class (TRGZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMSX Emerging Markets Stock
Fund
PRZIX Emerging Markets Stock
Fund–
.
I Class
TRGZX Emerging Markets Stock
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 35 .22 $ 31 .76 $ 30 .48 $ 51 .46 $ 47 .10 $ 43 .85
Investment
activities
Net investment
income
(1)(2)
0 .13 0 .28 0 .26 0 .21 0 .35 0 .14
Net realized and
unrealized gain/
loss ( 0 .35 ) 3 .56 1 .42 ( 17 .45 ) 4 .28 3 .69
Total from
investment
activities ( 0 .22 ) 3 .84 1 .68 ( 17 .24 ) 4 .63 3 .83
Distributions
Net investment
income ( 0 .12 ) ( 0 .38 ) ( 0 .16 ) ( 0 .33 ) ( 0 .21 ) ( 0 .58 )
Net realized gain — — ( 0 .24 ) ( 3 .41 ) ( 0 .06 ) —
Total distributions ( 0 .12 ) ( 0 .38 ) ( 0 .40 ) ( 3 .74 ) ( 0 .27 ) ( 0 .58 )
NET ASSET
VALUE
End of period $ 34 .88 $ 35 .22 $ 31 .76 $ 30 .48 $ 51 .46 $ 47 .10

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .63 ) % 12 .13% 5 .40% ( 35 .83 ) % 9 .80% 8 .76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .22%
(4)
1 .22% 1 .16% 1 .20% 1 .21% 1 .21%
Net expenses
after waivers/
payments by
Price Associates 1 .22%
(4)
1 .22% 1 .16% 1 .20% 1 .21% 1 .21%
Net investment
income 0 .74%
(4)
0 .83% 0 .75% 0 .53% 0 .64% 0 .32%
Portfolio turnover
rate 32 .3% 64 .1% 47 .6% 44 .8% 26 .6% 22 .5%
Net assets, end of
period (in millions) $559 $693 $874 $1,881 $3,512 $3,269
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 35 .28 $ 31 .90 $ 30 .58 $ 51 .60 $ 47 .27 $ 43 .94
Investment
activities
Net investment
income
(1)(2)
0 .17 0 .37 0 .31 0 .29 0 .43 0 .25
Net realized and
unrealized gain/
loss ( 0 .35 ) 3 .58 1 .43 ( 17 .52 ) 4 .30 3 .67
Total from
investment
activities ( 0 .18 ) 3 .95 1 .74 ( 17 .23 ) 4 .73 3 .92
Distributions
Net investment
income ( 0 .21 ) ( 0 .57 ) ( 0 .18 ) ( 0 .38 ) ( 0 .34 ) ( 0 .59 )
Net realized gain — — ( 0 .24 ) ( 3 .41 ) ( 0 .06 ) —
Total distributions ( 0 .21 ) ( 0 .57 ) ( 0 .42 ) ( 3 .79 ) ( 0 .40 ) ( 0 .59 )
NET ASSET
VALUE
End of period $ 34 .89 $ 35 .28 $ 31 .90 $ 30 .58 $ 51 .60 $ 47 .27

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .52 ) % 12 .45% 5 .56% ( 35 .74 ) % 9 .96% 8 .95%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .99%
(4)
0 .99% 0 .98% 1 .04% 1 .07% 1 .06%
Net expenses
after waivers/
payments by
Price Associates 0 .98%
(4)
0 .98% 0 .98% 1 .04% 1 .07% 1 .06%
Net investment
income 0 .99%
(4)
1 .08% 0 .87% 0 .72% 0 .79% 0 .57%
Portfolio turnover
rate 32 .3% 64 .1% 47 .6% 44 .8% 26 .6% 22 .5%
Net assets, end of
period (in millions) $930 $1,139 $1,457 $1,537 $3,082 $2,573
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 35 .36 $ 31 .98 $ 30 .83 $ 52 .12 $ 47 .47 $ 34 .54
Investment
activities
Net investment
income
(2)(3)
0 .34 0 .72 0 .65 0 .70 1 .00 0 .54
Net realized and
unrealized gain/
loss ( 0 .35 ) 3 .56 1 .47 ( 17 .60 ) 4 .32 12 .39
Total from
investment
activities ( 0 .01 ) 4 .28 2 .12 ( 16 .90 ) 5 .32 12 .93
Distributions
Net investment
income ( 0 .67 ) ( 0 .90 ) ( 0 .73 ) ( 0 .98 ) ( 0 .61 ) —
Net realized gain — — ( 0 .24 ) ( 3 .41 ) ( 0 .06 ) —
Total distributions ( 0 .67 ) ( 0 .90 ) ( 0 .97 ) ( 4 .39 ) ( 0 .67 ) —
NET ASSET
VALUE
End of period $ 34 .68 $ 35 .36 $ 31 .98 $ 30 .83 $ 52 .12 $ 47 .47

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 0 .03 ) % 13 .53% 6 .62% ( 35 .06 ) % 11 .14% 37 .43%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .98%
(5)
0 .97% 0 .96% 1 .02% 1 .07% 1 .06%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 2 .00%
(5)
2 .08% 1 .85% 1 .74% 1 .82% 1 .96%
(5)
Portfolio turnover
rate 32 .3% 64 .1% 47 .6% 44 .8% 26 .6% 22 .5%
Net assets, end of
period (in millions) $3,464 $3,303 $2,899 $2,918 $4,968 $5,646
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Stock Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Arcos Dorados Holdings, Class A (USD)  517,956 3,963
Globant (USD) (1) 232,722 27,361
MercadoLibre (USD) (1) 18,668 43,512
Total Argentina (Cost $60,938) 74,836
BRAZIL 4.7%
Common Stocks 4.7%
Itau Unibanco Holding, ADR (USD)  7,510,285 47,390
Klabin  6,254,776 20,411
Localiza Rent a Car  3,505,144 26,583
NU Holdings, Class A (USD) (1) 3,381,459 42,032
Raia Drogasil  13,952,151 48,628
WEG  6,202,214 49,212
234,256
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $202,347) 234,256
CHINA 30.9%
Common Stocks 26.4%
Alibaba Group Holding, ADR (USD)  1,433,167 171,163
BYD, Class H (HKD)  1,361,000 64,642
China Resources Beer Holdings (HKD)  7,988,000 28,079
China Resources Land (HKD)  4,118,500 13,857
China Resources Mixc Lifestyle Services (HKD)  6,238,200 29,885
Kanzhun, ADR (USD) (1) 1,749,985 26,775
KE Holdings, ADR (USD)  2,024,267 41,093
Meituan, Class B (HKD) (1) 3,312,800 54,852
Midea Group, Class H (HKD) (1) 3,855,600 36,393
NetEase, ADR (USD)  785,641 84,111
New Oriental Education & Technology Group, ADR (USD)  225,367 11,009
PDD Holdings, ADR (USD) (1) 721,398 76,158
Shenzhou International Group Holdings (HKD)  2,395,200 16,603
Sunny Optical Technology Group (HKD)  1,522,100 12,807

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  5,644,800 345,749
Tencent Music Entertainment Group, ADR (USD)  3,441,400 46,184
Xiaomi, Class B (HKD) (1) 10,399,400 66,579
Yum China Holdings (USD)  2,950,484 127,786
Zhongsheng Group Holdings (HKD)  1,233,500 1,856
ZTO Express Cayman, ADR (USD)  2,694,107 49,841
1,305,422
Common Stocks - China A Shares 4.5%
CRRC, A Shares (CNH)  45,868,560 44,336
Eastroc Beverage Group, A Shares (CNH)  719,733 28,355
Fuyao Glass Industry Group, A Shares (CNH)  2,991,151 23,945
Kweichow Moutai, A Shares (CNH)  147,000 31,337
Sany Heavy Industry, A Shares (CNH)  14,031,300 36,577
Yifeng Pharmacy Chain, A Shares (CNH)  15,184,876 59,246
223,796
Total China (Cost $1,148,464) 1,529,218
HONG KONG 1.6%
Common Stocks 1.6%
Jardine Matheson Holdings (USD)  1,219,800 54,202
Techtronic Industries  2,382,500 23,977
Total Hong Kong (Cost $71,431) 78,179
HUNGARY 1.4%
Common Stocks 1.4%
OTP Bank  915,414 67,620
Total Hungary (Cost $36,532) 67,620
INDIA 18.7%
Common Stocks 18.7%
Asian Paints  629,897 18,090
Astral  847,044 13,481
Avenue Supermarts (1) 434,436 21,543
Axis Bank  1,093,628 15,340
Bharti Airtel  3,419,299 75,424
Divi's Laboratories  261,521 18,878
Eternal (1) 4,891,096 13,387
HDFC Asset Management  121,794 6,312

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
HDFC Life Insurance  7,760,231 68,227
Hindustan Unilever  1,380,013 38,313
ICICI Bank  7,071,321 118,864
Infosys  4,580,364 80,971
JSW Energy  2,543,693 14,434
Kotak Mahindra Bank  5,143,346 134,426
Larsen & Toubro  1,534,955 60,758
Power Grid Corp. of India  15,572,341 56,558
Reliance Industries  5,530,835 91,836
Tata Consultancy Services  376,543 15,370
Titan  911,171 36,403
Voltas  1,903,915 27,905
Total India (Cost $781,768) 926,520
INDONESIA 2.9%
Common Stocks 2.9%
Bank Central Asia  159,302,100 84,700
Bank Mandiri Persero  90,264,600 26,656
Bank Rakyat Indonesia Persero  69,074,100 15,998
Sumber Alfaria Trijaya  120,136,100 15,552
Total Indonesia (Cost $128,499) 142,906
MEXICO 3.2%
Common Stocks 3.2%
Arca Continental  2,711,474 28,556
Fomento Economico Mexicano, ADR (USD)  53,436 5,627
Gruma, Class B  1,037,653 19,771
Grupo Aeroportuario del Pacifico, ADR (USD)  179,197 36,827
Grupo Mexico, Series B  7,579,314 39,330
Wal-Mart de Mexico  8,580,347 27,184
Total Mexico (Cost $128,316) 157,295
PHILIPPINES 1.6%
Common Stocks 1.6%
BDO Unibank  17,775,122 51,015
Jollibee Foods  6,917,870 28,416
Total Philippines (Cost $63,869) 79,431

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.4%
Common Stocks 1.4%
Jeronimo Martins  2,942,698 71,220
Total Portugal (Cost $58,445) 71,220
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  10,159,377 46,596
Total Qatar (Cost $48,644) 46,596
SAUDI ARABIA 3.2%
Common Stocks 3.2%
Al Rajhi Bank  3,156,497 81,999
Saudi National Bank  7,896,393 75,237
Total Saudi Arabia (Cost $144,534) 157,236
SINGAPORE 0.4%
Common Stocks 0.4%
Trip.com Group, ADR (USD)  356,800 21,048
Total Singapore (Cost $23,960) 21,048
SOUTH AFRICA 1.7%
Common Stocks 1.7%
Bid  1,153,823 28,996
Capitec Bank Holdings  177,386 32,924
Clicks Group  1,139,954 24,281
Total South Africa (Cost $59,289) 86,201
SOUTH KOREA 7.3%
Common Stocks 7.3%
Hyundai Mobis  217,968 40,915
KB Financial Group  732,513 46,294
Samsung Electronics  4,804,518 187,460

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SK Hynix  709,163 88,484
Total South Korea (Cost $265,176) 363,153
TAIWAN 12.6%
Common Stocks 12.6%
Airtac International Group  1,068,000 29,334
Chailease Holding  6,065,300 21,823
Delta Electronics  1,075,000 11,264
Hon Hai Precision Industry  3,300,000 14,702
MediaTek  2,005,000 85,199
Taiwan Semiconductor Manufacturing  16,208,111 459,250
Total Taiwan (Cost $211,499) 621,572
THAILAND 0.5%
Common Stocks 0.5%
SCB X  7,086,900 25,278
Total Thailand (Cost $20,372) 25,278
VIETNAM 0.8%
Common Stocks 0.8%
Bank for Foreign Trade of Vietnam (1) 18,642,772 41,219
Total Vietnam (Cost $45,259) 41,219
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 4.38% (2)(3) 220,232,575 220,233
Total Short-Term Investments (Cost $220,233) 220,233
Total Investments in Securities
99.8% of Net Assets
(Cost $3,719,575) $ 4,944,017
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Emerging Markets Stock Fund

.
.
.
.
.
.
.
.
.
.
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ —# $ — $ 4,233+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 146,911  ¤  ¤ $ 220,233^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,233 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $220,233.

T. ROWE PRICE Emerging Markets Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,719,575) $ 4,944,017
Receivable for investment securities sold 23,205
Foreign currency (cost $15,853) 15,903
Dividends receivable 6,882
Due from affiliates 2,608
Receivable for shares sold 1,810
Other assets 352
Total assets 4,994,777
Liabilities
Payable for investment securities purchased 22,930
Investment management fees payable 3,673
Payable for shares redeemed 2,387
Payable to directors 1
Other liabilities 12,615
Total liabilities 41,606
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 4,953,171

T. ROWE PRICE Emerging Markets Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 974,141
Paid-in capital applicable to 142,575,127 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 3,979,030
NET ASSETS $ 4,953,171
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $559,431; Shares outstanding: 16,039,724) $ 34.88
I Class
(Net assets: $929,696; Shares outstanding: 26,648,429) $ 34.89
Z Class
(Net assets: $3,464,044; Shares outstanding: 99,886,974) $ 34.68

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $5,537) $ 49,433
Other 12
Total income 49,445
Expenses
Investment management 23,195
Shareholder servicing
Investor Class $ 736
I Class 108 844
Prospectus and shareholder reports
Investor Class 3
I Class 2
Z Class 2 7
Custody and accounting 401
Legal and audit 81
Registration 26
Directors 8
Miscellaneous 490
Waived / paid by Price Associates (16,363)
Total expenses 8,689
Net investment income 40,756

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $(418)) (32,838)
Foreign currency transactions (1,344)
Net realized loss (34,182)
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $7,378) (20,285)
Other assets and liabilities denominated in foreign currencies 169
Change in net unrealized gain / loss (20,116)
Net realized and unrealized gain / loss (54,298)
DECREASE IN NET ASSETS FROM OPERATIONS $ (13,542)

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 40,756 $ 87,243
Net realized loss (34,182) (130,381)
Change in net unrealized gain / loss (20,116) 695,337
Increase (decrease) in net assets from operations (13,542) 652,199
Distributions to shareholders
Net earnings
Investor Class (2,246) (9,594)
I Class (6,608) (24,987)
Z Class (65,419) (80,734)
Decrease in net assets from distributions (74,273) (115,315)
Capital share transactions
*
Shares sold
Investor Class 19,222 52,198
I Class 75,492 175,345
Z Class 344,665 428,063
Distributions reinvested
Investor Class 1,970 8,222
I Class 6,098 22,989
Z Class 65,419 80,734
Shares redeemed
Investor Class (146,773) (328,454)
I Class (277,368) (657,004)
Z Class (182,874) (413,896)
Decrease in net assets from capital share
transactions (94,149) (631,803)

T. ROWE PRICE Emerging Markets Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Decrease during period (181,964) (94,919)
Beginning of period 5,135,135 5,230,054
End of period $ 4,953,171 $ 5,135,135
*Share information (000s)
Shares sold
Investor Class 559 1,528
I Class 2,180 5,122
Z Class 9,927 12,442
Distributions reinvested
Investor Class 56 244
I Class 174 683
Z Class 1,885 2,413
Shares redeemed
Investor Class (4,243) (9,622)
I Class (8,008) (19,185)
Z Class (5,322) (12,105)
Decrease in shares outstanding (2,792) (18,480)

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks long-
term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets. The fund has three classes of shares: the Emerging Markets Stock Fund (Investor Class), the Emerging Markets Stock Fund–I Class (I Class) and the Emerging Markets
Stock Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Emerging Markets Stock Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Emerging Markets Stock Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 861,880 $ 3,861,904 $ — $ 4,723,784
Preferred Stocks — — — —
Short-Term Investments 220,233 — — 220,233
Total $ 1,082,113 $ 3,861,904 $ — $ 4,944,017

T. ROWE PRICE Emerging Markets Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,551,644,000 and
$1,729,879,000, respectively, for the six months ended April 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Emerging Markets Stock Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$188,648,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,737,427,000. Net unrealized gain aggregated $1,192,491,000 at period-end, of which $1,349,969,000 related to appreciated investments and $157,478,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.65%

T. ROWE PRICE Emerging Markets Stock Fund

of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Stock Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $135,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $490,000 for T. Rowe Price Services, Inc.; and $21,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.29% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(52) $(16,311)

T. ROWE PRICE Emerging Markets Stock Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2025, the fund was charged $35,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2025, approximately 21% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE Emerging Markets Stock Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health

T. ROWE PRICE Emerging Markets Stock Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Singapore Private Ltd. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Emerging Markets Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The
Board noted that, as of December 31, 2024, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Stock Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Stock Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group) and fourth quintile
(Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Stock Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Stock Fund

APPROVAL OF ADDITIONAL SUBADVISORY AGREEMENTS AND
TERMINATION OF CURRENT SUBADVISORY AGREEMENT
At the Meeting, the Board also considered the initial approval of additional investment subadvisory agreements (New Subadvisory Contracts) that the
Adviser wished to enter into with T. Rowe Price Hong Kong Limited and T. Rowe
Price International Ltd (New Subadvisers) on behalf of the fund, effective April 1,
2025, and the termination of the current Advisory Contract with the current
Subadviser, effective July 1, 2025. The New Subadvisory Contracts authorize the
New Subadvisers to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the New Subadvisory Contracts will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the New
Subadvisory Contracts will not change the total advisory fees paid by the fund.
However, under each New Subadvisory Contract, the Adviser may pay the New
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed New Subadvisory Contracts. The factors considered by the Board at the
Meeting in connection with approval of the proposed New Subadvisory Contracts were substantially similar to the factors considered at the Meeting in connection with the approval to continue the fund’s Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the New
Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the New Subadvisory Contracts between the Adviser and New Subadvisers on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the New Subadvisory Contracts effective April 1, 2025, and the termination of the current Subadvisory Contract effective July 1, 2025.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F111-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025